AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 1996
                                                              File Nos. 33-16270
                                                                        811-5267

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 21 [ ]


REGISTRATIONSTATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 21
                        (Check appropriate box or boxes.)

                              VOYAGEUR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 THOMAS J. ABOOD
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 on (specify date) pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (specify date) pursuant to paragraph (a)(1) of Rule 485
     75 days after filing pursuant to paragraph (a) (2) of Rule 485 on (specify date) pursuant to paragraph (a) (2) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on August 27, 1996.

             CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A
                             (VOYAGEUR FUNDS, INC.)

  ITEM NO.
OF FORM N-1A                  CAPTION IN PROSPECTUS

     1              Cover Page

     2              Fund Expenses

     3              Financial Highlights

     4              Investment Objective and Policies; General Information

     5              Management; General Information

     6              Distributions to Shareholders and Taxes; General Information

     7              How to Purchase Shares; Management; Determination of Net
                    Asset Value

     8              How to Sell Shares; Reinstatement Privilege

     9              Not Applicable

                 CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

     10             Cover Page

     11             Table of Contents

     12             Not Applicable

     13             Investment Restrictions

     14             Directors and Executive Officers

     15             Directors and Executive Officers; Additional Information

     16             Directors and Executive Officers; The Investment Adviser and
                    Underwriter

     17             The Investment Adviser and Underwriter

     18             Not Applicable

     19 Special Purchase Plans; Monthly Cash Withdrawal Plan; Net Asset Value and Public Offering Price

     20             Taxes

     21             The Investment Adviser and Underwriter

     22             Calculation of Performance Data

     23             Financial Statements

U.S. Government Securities Fund

[GRAPHIC OMITTED]

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VOYAGEUR U.S. GOVERNMENT SECURITIES FUND

VOYAGEUR FUNDS (NOT PART OF PROSPECTUS); DATED OCTOBER 28, 1996


TABLE OF CONTENTS
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2                          Purchase Information
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3                          Fund Expenses
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4                          Financial Highlights
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5                          Investment Objective and Policies
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8                          How to Purchase Shares
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13                         Retirement Plans
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13                         How to Sell Shares
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16                         Reinstatement Privilege
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16                         Exchange Privilege
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17                         Management
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19                         Determination of Net Asset Value
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19                         Distributions to Shareholders and Taxes
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20                         Investment Performance
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21                         General Information
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VOYAGEUR FUNDS (NOT PART OF PROSPECTUS); DATED OCTOBER 28, 1996

PROSPECTUS
     Dated October 28, 1996
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Voyageur U.S. Government Securities Fund (the "Fund"), a series of Voyageur Funds, Inc. (the "Company"), is an open-end diversified management investment company, commonly known as a mutual fund. The Fund currently offers its shares in four classes (Class A, Class B, Class C and Institutional Class), each sold pursuant to different sales arrangements and expenses.

     The Fund's investment objective is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund will seek to achieve its investment objective by investing in U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by the U.S. Government, or otherwise backed by the full faith and credit of the U.S. Government, and repurchase agreements fully secured by such obligations. The Fund invests a significant portion of its assets in mortgage participation certificates guaranteed by the Government National Mortgage Association.


     INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE  REFERENCE.  AN
INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL DUE TO FLUCTUATIONS IN THE FUND'S NET ASSET VALUE.


     This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing. A Statement of Additional Information (dated October 28, 1996) has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available free of charge from the Fund by telephone and at the mailing address below, and is incorporated in its entirety by reference into this Prospectus in accordance with the Commission's rules.

--------------------------------------------------------------------------------
                    Voyageur U.S. Government Securities Fund
--------------------------------------------------------------------------------
                       90 SOUTH SEVENTH STREET, SUITE 4400
                          MINNEAPOLIS, MINNESOTA 55402
                          612.376.7000 OR 800.553.2143


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PURCHASE INFORMATION

The Fund offers investors the choice among four classes of shares which offer different sales charges and bear different expenses. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

CLASS A SHARES
An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result Class A shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which are subject to a contingent deferred sales charge). The initial sales charge may be reduced or waived for certain purchases. Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of .25% of the Fund's average daily net assets attributable to Class A shares. See "How to Purchase Shares--Class A Shares."

CLASS B SHARES
Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 4% if redeemed within six years of purchase. Class B shares are also subject to a higher Rule 12b-1 fee than Class A shares. The Rule 12b-1 fee for Class B shares will be paid at an annual rate of 1% of the Fund's average daily net assets attributable to Class B shares. Class B shares will automatically convert to Class A shares at net asset value approximately eight years after purchase. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but until conversion will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee. See "How to Purchase Shares--Class B Shares."

CLASS C SHARES
Class C shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase. Class C shares are also subject to a higher Rule 12b-1 fee than Class A shares. The Rule 12b-1 fee for Class C shares will be paid at an annual rate of 1% of the Fund's average daily net assets attributable to Class C shares. Class C shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee. See "How to Purchase Shares--Class C Shares."

INSTITUTIONAL CLASS SHARES
Institutional Class shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class shares are subject to a Rule 12b-1 fee payable at an annual rate of .25% of the Fund's average daily net assets attributable to Institutional Class shares. See "How to Purchase Shares--Institutional Class Shares."


     Investors making investments that qualify for reduced sales charges might consider Class A shares. Other investors might consider Class B or Class C shares because all of the purchase price is invested immediately. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or such orders will be declined. Sales personnel may receive different compensation depending on which class of shares they sell.


     SHARES OF THE FUND ARE NOT REGISTERED IN ALL STATES. SHARES THAT ARE NOT REGISTERED IN ONE OR MORE STATES ARE NOT BEING OFFERED AND SOLD IN SUCH STATES.

FUND EXPENSES
                         Shareholder
                    Transaction Expenses
                    --------------------
                                 Maximum
                                 Deferred
                                 Sales Charge
                 Maximum         as a % of
                 Sales Charge    Original
                 Imposed on      Purchase                 Annual Fund Operating Expenses
                 Purchases       Price on                 (as a Percentage of Average Net Assets)
                 as a % of       Redemption          Manage-                              Total Fund
                 Offering        Proceeds, as        ment         Rule         Other      Operating
                 Price           Applicable          Fee          12b-1 Fees   Expenses   Expenses
                 -----           ----------          ---          ----------   --------   --------
U.S. GOVERNMENT SECURITIES FUND
Class A          4.75%           1.00%(2)            0.50%        0.25%        0.22%        0.97%
Class B          N/A(1)          4.00                0.50         1.00         0.13         1.63
Class C          N/A(1)          1.00                0.50         1.00         0.20         1.70
Institutional    N/A             N/A                 0.50         0.25         0.22         0.97
Class


FUND EXPENSES (CONTINUED)
                                                Examples of Expenses I: An investor  would pay the following dollar amount of expenses on a $1,000 investment  assuming a
                                                5% annual return and redemption at the end of each period.
                                                -------------------------------------------------------------
                                                   1 Year     3 Years     5 Years     10 Years
                                                   ------     -------     -------     --------
U.S. GOVERNMENT SECURITIES FUND
Class A                                            $57           $77         $99       $161
Class B                                             57            81        109         175
Class C                                             27            54        92          201
Institutional                                       10            31        54          119
Class

                                                Example of Expenses II: An investor  would pay the following dollar amount of expenses on the same  investment (as above)
                                                in Class B and Class C shares, assuming no redemption at the end of each period.
                                                ------------------------------------------------------------
                                                  1 Year        3 Years   5 Years     10 Years
                                                  ------        -------   -------     --------
U.S. GOVERNMENT SECURITIES FUND
Class B                                           $17           $51         $89       $175
Class C                                            17            54          92        201

1 Class B and Class C shares are sold without a front end sales charge, but their Rule 12b-1 fees may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front end sales charges.
2 A contingent deferred sales charge of 1% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase Shares--Class A Shares."


THE EXAMPLES CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the above Fund Expenses table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The information set forth in the table reflects actual expenses for all classes of shares except Class B. With respect to Class B shares, the table reflects expenses that would have been incurred by Class B shareholders during the past year absent voluntary fee waivers and reimbursements. During the fiscal year ended June 30, 1996, Voyageur Fund Managers, Inc. ("Voyageur") voluntarily waived fees and reimbursed expenses for Class B shares such that Total Fund Operating Expenses incurred by shareholders were 1.46%. Future expenses may be greater or less than those shown. Voyageur and Voyageur Fund Distributors, Inc. (the "Underwriter") are contractually obligated to pay certain operating expenses of the Fund (including the investment advisory, administrative and Rule 12b-1 fees) which exceed on an annual basis 1.25% of the Fund's average daily net assets attributable to Class A and Institutional Class shares and 2.00% of the Fund's average daily net assets attributable to Class B and Class C shares, up to the combined amount of the investment advisory and administrative services fees received from the Fund.

FINANCIAL HIGHLIGHTS
The following table shows certain per share data and selected information for a share of capital stock outstanding during the indicated periods for the Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements of the Fund contained in its annual report. An annual report of the Fund can be obtained without charge by contacting the Fund at 800-545-3863. In addition to financial statements, the annual report contains further information about performance of the Fund.


            INCOME (LOSS) FROM
            INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
            ---------------------               ------------------
                                          DIVI-
                               NET        DENDS
            NET                REALIZED   FROM    DISTRIB- NET             NET
            ASSET      NET     AND UN-    NET     UTIONS   ASSET   TOTAL   ASSETS
            VALUE      INVEST- REALIZED   INVEST- FROM     VALUE   INVEST- END OF
VOYAGEUR    BEGINNING  MENT    GAINS ON   MENT    CAPITAL  END OF  MENT(3) PERIOD
FUND        OF PERIOD  INCOME  SECURITIES INCOME  GAINS    PERIOD  RETURNS (000S)
----        ---------  ------  ---------- ------  -----    ------  --------------
U.S. GOVERNMENT SECURITIES FUND
CLASS A
6/30/96        10.37    0.63  ($0.23)  ($0.61)   --       10.16    3.88% $ 68,442
6/30/95         9.76    0.62    0.63    (0.62)  (0.02)    10.37   13.45    75,886
6/30/94        10.99    0.55   (0.94)   (0.55)  (0.29)     9.76   (3.95)   84,660
6/30/93        10.46    0.61    0.83    (0.61)  (0.30)    10.99   14.25   112,604
6/30/92         9.99    0.67    0.76    (0.67)  (0.29)    10.46   14.68    53,332
6/30/91         9.77    0.78    0.32    (0.78)  (0.10)     9.99   11.67    22,176
6/30/90        10.05    0.82   (0.07)   (0.82)  (0.21)     9.77    7.89     8,326
6/30/89         9.98    0.88    0.07    (0.88)   --       10.05   10.05    20,137
11/2/87 (2) -  10.00    0.58   (0.02)   (0.58)   --        9.98    5.76    10,048
6/30/88

CLASS B
6/30/96        10.38    0.57   (0.23)   (0.55)   --       10.17    3.32     1,780
6/30/95         9.75    0.56    0.65    (0.56)  (0.02)    10.38   12.90       139
6/7/94(2)-     10.05    0.01   (0.28)   (0.01)  (0.02)     9.75   (2.68)       24
6/30/94

CLASS C
6/30/96        10.36    0.55   (0.23)   (0.53)   --       10.15    3.11       224
1/10/95(2)      9.48    0.27    0.88    (0.27)   --       10.36   12.73       221
- 6/30/95

INSTITUTIONAL CLASS
6/30/96        10.37    0.63   (0.23)   (0.61)   --       10.16    3.88    41,688
6/30/95         9.75    0.62    0.64    (0.62)  (0.02)    10.37   13.57    54,445
6/7/94(2)      10.05    0.01   (0.28)   (0.01)  (0.02)     9.75   (2.64)   49,898
- 6/30/94

FINANCIAL HIGHLIGHTS (CONTINUED)

U.S. GOVERNMENT SECURITIES FUND

               RATIOS/SUPPLEMENTAL DATA
               ------------------------
                                            RATIO OF
                                            EXPENSES TO
                                            AVERAGE
                                            DAILY
                        RATIO               NET ASSETS
                        OF NET              ASSUMING NO
                        INVEST-             VOLUNTARY
            RATIO OF    MENT                WAIVERS,
            EXPENSES    INCOME     PORT-    REIM-
            TO          TO         FOLIO    BURSEMENTS
            AVERAGE     AVERAGE    TURNOVER AND EXPENSE
            NET ASSETS  NET ASSETS RATE     REDUCTIONS
            ----------  ---------- ----     ----------
CLASS A
6/30/96       0.97%     6.07%     145.35%  0.97%
6/30/95       0.95      6.38      144.39    0.95
6/30/94       0.96      5.10      124.38    0.96
6/30/93       1.10      5.61      175.02    1.14
6/30/92       1.00      6.60      198.54    1.25
6/30/91       0.95      7.95      186.15    1.25
6/30/90       1.25      8.35      130.97    1.25
6/30/89       0.82      8.97      186.97    1.25
11/2/87 (2) - 0.25(4)   8.64(4)   119.01    1.25
6/30/88

CLASS B
6/30/96       1.46      5.55      145.35    1.63
6/30/95       1.54      5.56      144.39    1.69
6/7/94(2)-    0.30(1)   0.11(1)   124.38 0.30(1)
6/30/94

CLASS C
6/30/96       1.70      5.33      145.35    1.70
1/10/95(2)    1.62(4)   5.10(4)   144.39    1.65
- 6/30/95

INSTITUTIONAL CLASS
6/30/96       0.97      6.07      145.35    0.97
6/30/95       0.94      6.39      144.39    0.94
6/7/94(2)     0.25(1)   0.16(1)   124.38 0.25(1)
- 6/30/94

NOTES TO FINANCIAL HIGHLIGHTS

1 Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.
2    Commencement of investment operations.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
4    Annualized.

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund will seek to achieve its investment objective by investing in U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by the U.S. Government, or otherwise backed by the full faith and credit of the U.S. Government ("U.S. Government Securities"), and repurchase agreements fully secured by such obligations. The Fund invests a significant portion of its assets in mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA Certificates"). The Fund's investment objective is fundamental and may not be changed without shareholder approval. There can, of course, be no assurance that the Fund will achieve its objective. The Board of Directors may change any of the investment policies below that are not designated fundamental.


     Securities guaranteed by the full faith and credit of the U.S. Government include a variety of securities, which differ in their interest rates, maturities and dates of issuance. For example, Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA Certificates are also backed by the full faith and credit of the U.S. Treasury. Certain other obligations issued by federal agencies or instrumentalities may also be supported by the full faith and credit of the U.S. Treasury, depending on the circumstances of the issue.

     The Fund may purchase U.S. Government Securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction, except that in no case will the period from the trade date to the settlement date exceed 120 days. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and may decrease in value prior to their maturity, and no interest accrues to the purchaser during the period prior to settlement. See "Investment Policies and Restrictions" in the Statement of Additional Information.

     Although the securities in the Fund's portfolio are guaranteed as to principal and interest by the U.S. Government or otherwise backed by the full faith and credit of the U.S. Government, the market value of these securities upon which the Fund's daily net asset value is based will fluctuate and will tend to vary inversely with changes in prevailing interest rates. As a result, the price per share a shareholder receives on redemption may be more or less than the price originally paid for the shares. The dividends per share paid by the Fund may also vary. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields.

GNMA CERTIFICATES
GNMA Certificates are mortgage backed securities representing part ownership of a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The Fund purchases "modified pass-through" type GNMA Certificates for which the payment of principal and interest on a timely basis is guaranteed, rather than the "straight pass-through" certificates for which such guarantee is not available. The Fund may also purchase "variable rate" GNMA Certificates and may purchase other types which may be issued with GNMA's guarantee.


     GNMA Certificates are created by an "issuer," which is a Federal Housing Administration ("FHA") approved lender, such as a mortgage banker, commercial banker or a savings and loan association, and which meets criteria imposed by GNMA. The issuer assembles a specific pool of mortgages insured by either the FHA or the Farmers Home Administration or guaranteed by the Veterans
Administration. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates secured by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.


     The yield and payment characteristics of GNMA Certificates differ from traditional debt securities. When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or foreclosed, such principal payments are passed through to the Certificate holders (such as the Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate.

     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The portion of the monthly payment which represents a return of principal may be reinvested by the Fund in then-available GNMA obligations which may bear interest at a rate higher or lower than the obligation from which the payment was received. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields and in a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates this potential for pre-payment may reduce the general upward price increase of GNMAs which might otherwise occur. As with other debt instruments, the price of GNMAs is likely to decrease in times of rising interest rates. Price changes of the GNMAs held by the Fund have a direct impact on the net asset value per share of the Fund.

     The GNMA guarantee of timely payment of principal and interest on GNMA Certificates is backed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

ZERO COUPON SECURITIES
The Fund may invest in "zero coupon" Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons. Zero coupon securities do not entitle the holder to any periodic payments of interest prior to maturity. Rather, such securities usually trade at a deep discount from their face value, and pay their entire face value at maturity. The difference between the face value of the security (at maturity) and the amount at which the security was purchased (I.E., the "discount") represents interest income to the holder. Current federal tax law requires that a holder of a zero coupon security accrue a portion of such discount as interest income each year the security is held even though the holder receives no interest payment in cash on the security during the year. As a registered investment company, the Fund will be required to distribute this income to shareholders. See "Distributions to Shareholders and Taxes." These distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Zero coupon securities generally are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

SHORT-TERM TRADING
The Fund intends to use short-term trading of its securities as a means of managing its portfolio to achieve its investment objective. The Fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the income or, secondarily, appreciation potential of its portfolio. The successful use of short-term trading will depend upon the ability of the Fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the Fund places a premium upon the ability of the Fund to obtain relevant information, evaluate it promptly and take advantage of its evaluations by completing transactions on a favorable basis. As used herein, "short-term trading" means selling securities held for a relatively brief period of time, usually less than three months.

     The Fund's short-term trading may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or underwriting commissions and of transaction costs on the sale of securities as well as on reinvestment of the proceeds in other securities. In addition, frequent changes in the Fund's portfolio securities may result in greater tax liability to the Fund's shareholders by reason of more short-term capital gains. See "Distributions to Shareholders and Taxes" in this Prospectus and "The Investment Adviser and Underwriter--Portfolio Transactions and Allocation of Brokerage" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

The Fund will also seek to achieve its investment objective through investing in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of an obligation, but the seller agrees, at the time of sale, to repurchase such obligation at a mutually agreed upon time and price. Investments in repurchase agreements present the risk that the seller may fail to repurchase the obligation according to the terms of the agreement. Should the seller of a repurchase agreement fail to repurchase the underlying obligation or should the seller become insolvent or involved in a bankruptcy proceeding, the Fund might incur disposition costs and a loss if the proceeds of the sale of such obligation to a third party are less than the repurchase price. In order to minimize these risks, Voyageur will review the creditworthiness of prospective parties to repurchase agreements under established guidelines and repurchase agreements will be fully collateralized by U.S. Government Securities of the same type as those in which the Fund may invest directly. Such collateral will be maintained on a daily basis at the repurchase price or better.

HOW TO PURCHASE SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS
The Fund offers investors the choice among four classes of shares which offer different sales charges and bear different expenses. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Page 2 of this Prospectus contains a summary of these alternative purchase arrangements.

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. In addition, the Fund's Underwriter from time to time pays certain additional cash incentives of up to $100 and/or non-cash incentives such as vacations or merchandise to its investment executives and other broker-dealers and financial institutions in consideration of their sales of Fund shares. In some instances, the Underwriter pays amounts not to exceed 1.25% of the Fund's net assets (such as payments related to retention of shares sold by a particular broker-dealer or financial institution for a specified period of time) to broker-dealers and financial institutions who meet certain objective standards developed by the Underwriter.

GENERAL PURCHASE INFORMATION
The minimum initial investment is $1,000, and the minimum additional investment is $100. The Fund's shares may be purchased at the public offering price from the Underwriter, from other broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have selling agreements with the Underwriter, and from certain financial institutions that have selling agreements with the Underwriter.

     When orders are placed for shares of the Fund, the public offering price used for the purchase will be the net asset value per share next determined, plus the applicable sales charge, if any (determined daily). If an order is placed with the Underwriter or other broker-dealer, the broker-dealer is responsible for promptly transmitting the order to the Fund. The Fund reserves the right, in its absolute discretion, to reject any order for the purchase of shares.

     Shares of the Fund may be purchased by opening an account either by mail or by phone. Dividend income begins to accrue as of the opening of the New York Stock Exchange (the "Exchange") on the day that payment is received. If payment is made by check, payment is considered received on the day the check is received if the check is drawn upon a member bank of the Federal Reserve System within the Ninth Federal Reserve District (Michigan's Upper Peninsula, Minnesota, Montana, North Dakota, South Dakota and northwestern Wisconsin). In the case of other checks, payment is considered received when the check is converted into "Federal Funds," i.e., monies of member banks within the Federal Reserve System that are on deposit at a Federal Reserve Bank, normally within two days after receipt.

     An investor who may be interested in having shares redeemed shortly after purchase should consider making unconditional payment by certified check or other means approved in advance by the Underwriter. Payment of redemption proceeds will be delayed as long as necessary to verify by expeditious means that the purchase payment has been or will be collected. Such period of time typically will not exceed 15 days.


AUTOMATIC INVESTMENT PLAN
Investors may make systematic  investments in fixed amounts  automatically  on a
monthly  basis  through  the  Fund's  Automatic   Investment  Plan.   Additional
information is available from the Underwriter by calling 800-545-3863.


PURCHASES BY MAIL
To open an account by mail, complete the general authorization form attached to this Prospectus, designate an investment dealer or other financial institution on the form and mail it, along with a check payable to the Fund, to:


                                     NW 9369
                                  P.O. BOX 1450
                           MINNEAPOLIS, MN 55485-9369

PURCHASES BY TELEPHONE
To open an account by telephone, call 612-376-7014 or 800-545-3863 to obtain an account number and instructions. Information concerning the account will be taken over the phone. The investor must then request a commercial bank with which he or she has an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the Fund as follows:

                  NORWEST BANK MINNESOTA, N.A., ABA #091000019
             FOR CREDIT OF: VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
                          CHECKING ACCOUNT NO.: 872-458
                     ACCOUNT NUMBER: (ASSIGNED BY TELEPHONE)


     Information on how to transmit Federal Funds by wire is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge the shareholder for the wire transfer. If the telephone order and Federal Funds are received before the primary close of trading on the Exchange, the order will be deemed to become effective at that time. Otherwise, the order will be deemed to become effective as of the primary close of trading on the Exchange on the next day the Exchange is open for trading. The investor will be required to complete the general authorization form attached to this Prospectus and mail it to the Fund after making the initial telephone purchase.

CLASS A SHARES--FRONT END SALES CHARGE ALTERNATIVE
The public offering price of Class A shares of the Fund is the net asset value of the Fund's shares plus the applicable front end sales charge ("FESC"), which will vary with the size of the purchase. The Fund receives the net asset value. The FESC varies depending on the size of the purchase and is allocated between the Underwriter and other broker-dealers.


The current sales charges are:

                                                                                   DEALER
                                                                                  DISCOUNT
                                        SALES CHARGE        SALES CHARGE          AS % OF
                                           AS % OF            AS % OF             OFFERING
AMOUNT OF PURCHASE                     NET ASSET VALUE     OFFERING PRICE          PRICE1
------------------                     ---------------     --------------          ------
Less than $50,000                           4.99%               4.75%               4.00%
$50,000 but less than $100,000              4.71                4.50                4.00
$100,000 but less than $250,000             3.90                3.75                3.25
$250,000 but less than $500,000             2.83                2.75                2.50
$500,000 but less than $1,000,000           2.30                2.25                2.00
$1,000,000 or more                          NAV3                NAV3                1.002

1 Brokers and dealers who receive 90% or more of the sales charge may be considered to be underwriters under the Securities Act of 1933, as amended.
2 The Underwriter intends to pay its investment executives and other broker-dealers and banks that sell Fund shares, out of its own assets, a fee of 1% of the offering price of sales of $1,000,000 or more, other than on sales not subject to a contingent deferred sales charge.
3 Purchases of $1,000,000 or more, may be subject to a contingent deferred sales charge at the time of redemption. See "-- Contingent Deferred Sales Charge" below.


     In connection with the distribution of the Fund's Class A shares, the Underwriter is deemed to receive all applicable sales charges. The Underwriter, in turn, pays its investment executives and other broker-dealers selling such shares a "dealer discount," as set forth above. In the event that shares are purchased by a financial institution acting as agent for its customers, the Underwriter or the broker-dealer with whom such order was placed may pay all or part of its dealer discount to such financial institution in accordance with agreements between such parties.


SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES
Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. Investors should contact their broker-dealer or the Fund for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. Descriptions are also included with the general authorization form and in the Statement of Additional Information. These special purchase plans may be amended or eliminated at any time by the Underwriter without notice to existing Fund shareholders.


RULE 12B-1 FEES
Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of .25% of the average daily net assets of the Fund attributable to Class A shares. All or a portion of such fees are paid quarterly to financial institutions and service providers with respect to the average daily net assets of the Fund attributable to shares sold or serviced by such institutions and service providers. For additional information about this fee, see "Management--Plan of Distribution" below.

CONTINGENT DEFERRED SALES CHARGE
Although there is no initial sales charge on purchases of Class A shares of $1,000,000 or more, the Underwriter pays investment dealers, out of its own assets, a fee of 1% of the offering price of such shares. If these shares are redeemed within two years after purchase, the redemption proceeds will be reduced by a contingent deferred sales charge ("CDSC") of 1%. For additional information, see "How to Sell Shares--Contingent Deferred Sales Charge."

WAIVER OF SALES CHARGES
Class A shares will be issued at net asset value, without a front-end or deferred sales charge, if the purchase of such shares is funded by the proceeds from the redemption of shares of any unrelated open-end investment company that charges a front-end sales charge and, in certain circumstances, a contingent deferred sales charge. In order to exercise this privilege, the purchase order must be received by the Fund within 60 days after the redemption of shares of the unrelated investment company.

CLASS B SHARES--CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE
The public offering price of Class B shares of the Fund is the net asset value of such shares. Class B shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC of up to 4% will be imposed if shares are redeemed within six years of purchase. For additional information, see "How to Sell Shares--Contingent Deferred Sales Charge." In addition, Class B shares are subject to higher Rule 12b-1 fees as described below. The CDSC will depend on the number of years since the purchase was made, according to the following table:


                                            CDSC AS A % OF
CDSC PERIOD                               AMOUNT REDEEMED (1)
-----------                               -------------------
1st year after purchase                             4%
2nd year after purchase                             4
3rd year after purchase                             3
4th year after purchase                             3
5th year after purchase                             2
6th year after purchase                             1
Thereafter                                          0

1 The CDSC will be calculated on an amount equal to the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of redemption.


     Proceeds from the CDSC are paid to the Underwriter and are used to defray expenses of the Underwriter related to providing distribution-related services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to selected broker-dealers and for selling Class B shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class B shares without deduction of a sales charge at the time of purchase. Although Class B shares are sold without an initial sales charge, the Underwriter pays to brokers who sell Class B shares a sales commission equal to 3% of the amount invested and an ongoing annual servicing fee of .15% (paid quarterly) calculated on the net assets attributable to sales made by such broker-dealers.

RULE 12B-1 FEES
Class B shares are subject to a Rule 12b-1 fee payable at an annual rate of 1% of the average daily net assets of the Fund attributable to Class B shares. The higher Rule 12b-1 fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "Fund Expenses" and "Management--Plan of Distribution."

CONVERSION FEATURE
On the first business day of the month eight years after the purchase date, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher Rule 12b-1 fee. Such conversion will be on the basis of the relative net asset values of the two classes. Class A shares issued upon such conversion will not be subject to any FESC or CDSC. Class B shares acquired by exchange from Class B shares of another Voyageur Fund will convert into Class A shares based on the time of the initial purchase. Similarly, Class B shares acquired by exercise of the Reinstatement Privilege will convert into Class A shares based on the time of the original purchase of Class B shares. See
"Reinstatement Privilege." Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of issuance of such shares.


CLASS C SHARES--LEVEL LOAD ALTERNATIVE

The public offering price of Class C shares of the Fund is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC of 1% will be imposed if shares are redeemed within one year of purchase. For additional information, see "How to Sell Shares--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher annual Rule 12b-1 fees as described below.


RULE 12B-1 FEES
Class C shares are subject to a Rule 12b-1 fee payable at an annual rate of 1% of the average daily net assets of the Fund attributable to Class C shares. The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "Fund Expenses" and "Management--Plan of Distribution."

     Proceeds from the CDSC are paid to the Underwriter and are used to defray expenses of the Underwriter related to providing distribution-related services to the Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase. Although Class C shares are sold without an initial sales charge, the Underwriter pays to brokers who sell Class C shares a sales commission equal to 1% of the amount invested and an ongoing annual servicing fee of .75% (paid quarterly commencing in the thirteenth month after the sale of such shares) calculated on the net assets attributable to sales made by such broker-dealers.

INSTITUTIONAL CLASS SHARES
Institutional Class shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class shares are subject to a Rule 12b-1 fee payable at an annual rate of .25% of the Fund's average daily net assets attributable to Institutional Class shares.

     The investors who may purchase Institutional Class shares include: (a) officers and directors of the Fund; (b) officers, directors and full-time employees of Dougherty Financial Group, Inc., ("DFG"), and Pohlad Companies, and officers, directors and full-time employees of parents and subsidiaries of the foregoing companies; (c) officers, directors and full-time employees of investment advisers of other mutual funds subject to a sales charge and included in any other family of mutual funds that includes any Voyageur Fund as a member ("Other Load Funds"), and officers, directors and full-time employees of parents, subsidiaries and corporate affiliates of such investment advisers; (d) spouses and lineal ancestors and descendants of the officers, directors/trustees and employees referenced in clauses (a), (b) and (c), and lineal ancestors and descendants of their spouses; (e) investment executives and other employees of banks and dealers that have selling agreements with the Underwriter and parents, spouses and children under the age of 21 of such investment executives and other employees; (f) trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity; (g) any state or any political subdivision thereof or any instrumentality, department, authority or agency of any state or political subdivision thereof; (h) partners and full-time employees of the Fund's counsel; (i) managed account clients of Voyageur, clients of investment advisers affiliated with Voyageur and other registered investment advisers and their clients (the Fund may be available through a broker-dealer which charges a transaction fee for purchases and sales); (j) "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Voyageur; (k) tax-qualified employee benefit plans for employees of DFG and its subsidiaries and (l) employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code") (which does not include Individual Retirement Accounts) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

RETIREMENT PLANS
Shares of the Fund may be an appropriate investment medium for retirement plans, including: (a) Keogh (HR-10) plans (for self-employed individuals); (b) qualified corporate pension and profit sharing plans (for employees); (c) Individual Retirement Accounts (IRAs) (for employees and their spouses); and (d) tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations). Certain retirement plans may qualify to purchase Institutional Class shares at net asset value with no sales charge at the time of purchase.

     Persons   desiring   information   about  such   plans,   including   their
availability, should contact the Fund. All retirement plans summarized above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

HOW TO SELL SHARES
The Fund will redeem its shares in cash at the net asset value next determined after receipt of a shareholder's written request for redemption in good order (see below). If shares for which payment has been collected are redeemed, payment must be made within seven days. Shareholders will not earn any income on redeemed shares on the redemption date. The Fund may suspend this right of redemption and may postpone payment only when the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Commission for the protection of investors.


     The Fund reserves the right and currently plans to redeem Fund shares and mail the proceeds to the shareholder if at any time the value of Fund shares in the account falls below a specified value, currently set at $250. Shareholders will be notified and will have 60 days to bring the account up to the required value before any redemption action will be taken by the Fund.

CONTINGENT DEFERRED SALES CHARGE
The CDSC will be calculated on an amount equal to the lesser of the net asset value of the shares at the time of purchase or their net asset value at the time of redemption. No charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.


     In determining whether a CDSC is payable with respect to any redemption, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that shares that are not subject to the CDSC are redeemed first, shares subject to the lowest level of CDSC are redeemed next, and so forth. If a shareholder owns Class A and either Class B or Class C shares, then absent a shareholder choice to the contrary, Class B or Class C shares not subject to a CDSC will be redeemed in full prior to any redemption of Class A shares not subject to a CDSC.

     The CDSC does not apply to: (a) redemptions of Class B shares in connection with the automatic conversion to Class A shares; (b) redemptions of shares when the Fund exercises its right to liquidate accounts which are less than the minimum account size; and (c) redemptions in the event of the death or disability of the shareholder within the meaning of Section 72(m)(7) of the Internal Revenue Code.

     If a shareholder exchanges Class A, Class B or Class C shares subject to a CDSC for Class A, Class B or Class C shares, respectively, of a different Voyageur Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed, the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC. Fund shares are exchangeable for shares of any money market fund available through Voyageur. No CDSC will be imposed at the time of any such exchange; however, the shares acquired in any such exchange will remain subject to the CDSC and the period during which such shares represent shares of the money market fund will not be included in determining how long the shares have been held. Any CDSC due upon a redemption of Fund shares will be reduced by the amount of any Rule 12b-1 payments made by such money market fund with respect to such shares.

     The Underwriter, upon notification, intends to provide, out of its own assets, a pro rata refund of any CDSC paid in connection with a redemption of Class A, Class B or Class C shares of the Fund (by crediting such refunded CDSC to such shareholder's account) if, within 90 days of such redemption, all or any portion of the redemption proceeds are reinvested in shares of the same class in any of the Voyageur Funds. Any reinvestment within 90 days of a redemption to which the CDSC was paid will be made without the imposition of an FESC but will be subject to the same CDSC to which such amount was subject prior to the redemption. The amount of CDSC will be calculated from the original investment date.

EXPEDITED REDEMPTIONS
The Fund offers several expedited redemption procedures, described below, which allow a shareholder to redeem Fund shares at net asset value determined on the same day that the shareholder places the request for redemption of those shares. Pursuant to these expedited redemption procedures, the Fund will redeem its shares at their net asset value next determined following the Fund's receipt of the redemption request. The Fund reserves the right at any time to suspend or terminate the expedited redemption procedures or to impose a fee for this service. There is currently no additional charge to the shareholder for use of the Fund's expedited redemption procedures.

EXPEDITED TELEPHONE REDEMPTION
Shareholders redeeming at least $1,000 and no more than $50,000 (for which certificates have not been issued) may redeem by telephoning the Fund directly at 612-376-7014 or 800-545-3863. The applicable section of the general authorization form must have been completed by the shareholder and filed with the Fund before the telephone request is received. The proceeds of the redemption will be paid by check mailed to the shareholder's address of record or, if requested at the time of redemption, by wire to the bank designated on the general authorization form. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring that payment be made only to the shareholder's address of record or to the bank account designated on the authorization form and requiring certain means of telephonic identification. Voyageur and the Distributor will not be liable for following instructions which are reasonably believed to be genuine.

EXPEDITED REDEMPTIONS THROUGH CERTAIN BROKER-DEALERS
Certain broker-dealers who have sales agreements with the Underwriter may allow their customers to effect a redemption of shares of the Fund purchased through such a broker-dealer by notifying the broker-dealer of the amount of shares to be redeemed. The broker-dealer is then responsible for promptly placing the redemption request with the Fund on the customer's behalf. Payment will be made to the shareholder by check or wire sent to the broker-dealer. Broker-dealers offering this service may impose a fee or additional requirements for such redemptions.

GOOD ORDER
"Good order" means that stock certificates, if issued, must accompany the request for redemption and must be duly endorsed for transfer, or must be accompanied by a duly executed stock power. If no stock certificates have been issued, a written request to redeem must be made. Stock certificates will not be issued for Class B, Class C or Institutional Class shares. In any case, the shareholder must execute the redemption request exactly as the shares are registered. If the redemption proceeds are to be paid to the registered holder(s), a signature guarantee is not normally required. A signature guarantee is required in certain other circumstances, for example, to redeem more than $50,000 or to have a check mailed other than to the shareholder's address of record. See "Other Information" in the Statement of Additional Information. Voyageur may waive certain of these redemption requirements at its own risk, but also reserves the right to require signature guarantees on all redemptions, in contexts perceived by Voyageur to subject the Fund to an unusual degree of risk.

MONTHLY CASH WITHDRAWAL PLAN
An investor who owns or buys shares of the Fund valued at $10,000 or more at the current offering price may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Deferred sales charges may apply to monthly redemptions of Class B or Class C shares. For additional information see "Monthly Cash Withdrawal Plan" in the Statement of Additional Information.


REINSTATEMENT PRIVILEGE
An investor in the Fund whose shares have been redeemed and who has not previously exercised the Reinstatement Privilege as to the Fund may reinvest the proceeds of such redemption in shares of the same class of any Voyageur Fund eligible for sale in the shareholder's state of residence (provided that the proceeds of a redemption of Institutional Class shares may be reinvested in Class A shares of any Voyageur Fund). Reinvestment will be at the net asset value of Fund shares next determined after the Underwriter receives a check along with a letter requesting reinstatement. The Underwriter must receive the letter requesting reinstatement within 365 days following the redemption. Investors who desire to exercise the Privilege should contact their broker-dealer or the Fund.

     Exercise of the Reinstatement Privilege does not alter the income tax treatment of any capital gains realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested within 30 days in shares of the Fund, some or all of the loss may not be allowed as a deduction, depending upon the number of shares reacquired.


EXCHANGE PRIVILEGE
Except as described below, shareholders may exchange some or all of their Fund shares for shares of another Voyageur Fund, provided that the shares to be acquired in the exchange are eligible for sale in the shareholder's state of residence. Class A and Institutional Class shareholders may exchange their shares for Class A shares of other Voyageur Funds. Class B shareholders may exchange their shares for the Class B shares of other Voyageur Funds and Class C shareholders may exchange their shares for the Class C shares of other Voyageur Funds. Shares of each class may also be exchanged for shares of any money market fund available through Voyageur.

     The minimum amount which may be exchanged is $1,000. The exchange will be made on the basis of the relative net asset values next determined after receipt of the exchange request. For a discussion of issues relating to the contingent deferred sales charge upon such exchanges, see "How to Sell Shares--Contingent Deferred Sales Charge." There is no specific limit on exchange frequency;
however, the Fund is intended for long term investment and not as a trading vehicle. Voyageur reserves the right to prohibit excessive exchanges (more than four per quarter). Voyageur also reserves the right, upon 60 days prior notice, to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered to be a sale of shares on which the investor may realize a capital gain or loss for income tax purposes. Exchange requests may be placed directly with the fund in which the investor owns shares, through the Adviser or through other broker-dealers. An investor considering an exchange should obtain a prospectus of the fund to be acquired and should read such prospectus carefully. Contact the Fund, the Adviser or any of such other broker-dealers for further information about the exchange privilege.


MANAGEMENT


DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND
The Board of Directors of the Company is responsible for managing the business and affairs of the Company. The names, addresses, principal occupations and other affiliations of Directors and executive officers of the Company are set forth in the Statement of Additional Information.

INVESTMENT ADVISER; PORTFOLIO MANAGEMENT
Voyageur has been retained under an investment advisory agreement (the "Advisory Agreement") with the Company to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur and the Underwriter are each indirect wholly-owned subsidiaries of Dougherty Financial Group, Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. As of October 1, 1996, Voyageur served as the manager to six closed-end and ten open-end investment companies (comprising 33 separate investment portfolios), administered numerous private accounts and together with its affiliates managed approximately $11.5 billion in assets. Voyageur's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

     The Fund pays Voyageur a monthly investment advisory and management fee equivalent on an annual basis to .50% of its average daily net assets.

     Jane M. Wyatt has had day-to-day portfolio management responsibility for the Fund since 1990. Ms. Wyatt is an Executive Vice President of the Company and has been Chief Investment Officer of Voyageur and a Director of Voyageur and the Distributor since 1993. Previously, she had been an Executive Vice President of Voyageur since 1992 and a Vice President of Voyageur from 1989 to 1992. Ms. Wyatt has approximately twenty years of risk management experience.

PLAN OF DISTRIBUTION
The Fund has adopted a Plan of Distribution under the 1940 Act (the "Plan") and has entered into a Distribution Agreement with Voyageur Fund Distributors, Inc. (the "Underwriter"). Pursuant to the Plan, the Fund pays the Underwriter a Rule 12b-1 fee at an annual rate of .25% of the Fund's average daily net assets attributable to Class A shares and Institutional Class shares and 1% of the Fund's average daily net assets attributable to Class B and Class C shares for servicing of shareholder accounts and distribution-related services. Payments made under the Plan are not tied exclusively to expenses actually incurred by the Underwriter and may exceed such expenses.

     All of the Rule 12b-1 fee attributable to Class A shares and Institutional Class shares, and a portion of the fee equal to .25% of the average daily net assets of the Fund attributable to each of the Class B shares and Class C shares constitutes a shareholder servicing fee designed to compensate the Underwriter for the provision of certain services to shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries and providing reports and other information, and services related to the maintenance of shareholder accounts. The Underwriter may use the Rule 12b-1 fee or a portion thereof to make payments to qualifying broker-dealers and financial institutions that provide such services.

     That portion of the Rule 12b-1 fee equal to .75% of the average daily net assets of the Fund attributable to Class B shares and Class C shares, respectively, constitutes a distribution fee designed to compensate the Underwriter for advertising, marketing and distributing the Class B and Class C shares. In connection therewith, the Underwriter may provide initial and ongoing sales compensation to its investment executives and other broker-dealers for sales of Class B and Class C shares and may pay for other advertising and promotional expenses in connection with the distribution of Class B and Class C shares. The distribution fee attributable to Class B and Class C shares is designed to permit an investor to purchase such shares through investment executives of the Underwriter and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Underwriter to compensate its investment executives and other broker-dealers in connection with the sale of such shares.


CUSTODIAN; DIVIDEND DISBURSING, TRANSFER, ADMINISTRATIVE AND ACCOUNT SERVICES AGENT
Norwest Bank Minnesota, N.A. serves as the custodian of the Fund's portfolio securities and cash.


     Voyageur acts as the Fund's dividend disbursing, transfer, administrative and accounting services agent to perform dividend-paying functions, to calculate the Fund's daily share price, to maintain shareholder records and to perform certain regulatory and compliance related services for the Fund. The fees paid for these services are based on the Fund's assets and include reimbursement of out-of-pocket expenses. Voyageur receives a monthly fee from the Fund equal to the sum of (a) $1.33 per shareholder account per month, (b) a monthly fee ranging from $1,000 to $1,500 based on the average daily net assets of the Fund and (c) a percentage of average daily net assets which ranges from 0.02% to 0.11% based on the average daily net assets of the Fund. See "The Investment Adviser and Underwriter--Expenses of the Fund" in the Statement of Additional Information.

     Certain institutions may act as sub-administrators for the Fund pursuant to contracts with Voyageur, whereby the institutions will provide shareholder services to their customers. Voyageur will pay the sub-administrators' fees out of its own assets. The fee paid by Voyageur to any sub-administrator will be a matter of negotiation between the institution and Voyageur based on the extent and quality of the services provided.

EXPENSES OF THE FUND
Voyageur is contractually obligated to pay certain operating expenses of the Fund (including the investment advisory, administrative services and Rule 12b-1 fees but excluding interest expense, taxes, brokerage fees and commissions) which exceed on an annual basis 1.25% of the Fund's average daily net assets attributable to Class A and Institutional Class shares and 2.00% of the Fund's average daily net assets attributable to Class B and Class C shares up to the combined amount of the investment advisory and administrative services fees received from the Fund. In addition, Voyageur and the Underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other Fund expenses.

     The Fund's expenses include, among others, fees of directors, expenses of directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the Underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.

PORTFOLIO TRANSACTIONS
The Fund's portfolio transactions will generally be with the issuer or with dealers acting on a principal basis. However, portfolio transactions for the Fund which are executed on an agency basis may be effected through the Underwriter or another broker-dealer affiliated directly or indirectly with Voyageur, provided the commissions, fees or other remuneration received by such affiliated broker-dealer are reasonable and fair compared to the commissions, fees or other remuneration paid to other broker-dealers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. It is not anticipated that the Fund will effect any brokerage transactions with any affiliated broker-dealer, including the Underwriter, unless it would be to the Fund's advantage. Voyageur may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

DETERMINATION OF NET ASSET VALUE
The net asset value of the Fund's shares is determined once daily, Monday through Friday, as of 3:00 p.m., Minneapolis time (the primary closing time of the Exchange), on each business day on which the Exchange is open for trading.

     Net asset value per share of each class of Fund shares is determined by dividing the value of the securities, cash and other assets of the Fund attributable to such class less all liabilities attributable to such class by the total number of shares of such class outstanding. For purposes of determining the net assets of the Fund, U.S. Government Securities are stated at an institutionally determined valuation based generally upon the average of last reported bid and asked prices. Short-term debt securities having remaining maturities of 60 days or less are stated at amortized cost which approximates market. All other securities and other assets are valued in good faith at fair value by Voyageur in accordance with procedures adopted by the Board of Directors.

DISTRIBUTIONS TO SHAREHOLDERS AND TAXES
The Fund declares a distribution from net investment income on each day that the Fund is open for business. Net investment income consists of interest accrued on portfolio investments of the Fund, less accrued expenses. Distributions of net investment income and realized short-term capital gains, if any, are paid monthly. The distribution of short-term capital gains on a monthly basis could potentially affect the future timing of investment purchases and sales. Net realized long-term capital gains, if any, are distributed annually. Distributions paid by the Fund, if any, with respect to Class A, Class B, Class C and Institutional Class shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the higher Rule 12b-1 fees applicable to Class B and Class C shares will be borne exclusively by such shares. The per share distributions on Class B and Class C shares will be lower than the per share distributions on Class A shares and Institutional Class shares as a result of the higher Rule 12b-1 fees applicable to Class B and Class C shares.

     Shareholders receive distributions from net investment income and capital gains in additional shares of the class owned by such shareholders at net asset value, without any sales charge, unless they elect otherwise. If cash payment is requested, a check will be mailed within three business days after the payment date. The Fund sends its shareholders no less than quarterly statements with details of any reinvested dividends.

     The Fund qualified during its last taxable year and intends to qualify during its current taxable year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). So long as it does so, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.


     Distributions by the Fund are generally taxable to shareholders, whether received in cash or in additional shares of the Fund. Distributions from the Fund's net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Distributions from the Fund designated as long-term capital gain distributions will be reportable by the shareholder as long-term capital gains irrespective of how long the shareholder has held the shares. Shareholders not subject to federal income taxation will not be taxed on distributions by the Fund. Shareholders will be notified annually as to the amount, nature and federal income tax status of dividends and distributions.


     The foregoing discussion of federal income tax consequences is based upon tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. For additional information, see "Taxes" in the Statement of Additional Information. Prospective investors are advised to consult with their tax advisers concerning the application of state and local tax laws to investments in and distributions by the Fund.

INVESTMENT PERFORMANCE
A dvertisements and other sales literature for the Fund may refer to "yield," "average annual total return," "cumulative total return" and "current distribution rate" and may compare such performance quotations with published indices and comparable quotations of other funds. Performance quotations are computed separately for Class A, Class B, Class C and Institutional Class shares. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. Additionally, performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. The investment return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to the Fund from the redeemable value of such payment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. In calculating average annual and cumulative total return, the maximum sales charges is deducted from the hypothetical investment and all dividends and distributions are assumed to be reinvested. Such total return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, and which thus will be higher.


     In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar.


     For Fund performance information and daily net asset value quotations, investors may call 612-376-7014 or 800-545-3863. For additional information regarding the calculation of the Fund's yield, average annual total return, cumulative total return and current distribution rate, see "Calculation of Performance Data" in the Statement of Additional Information.


GENERAL INFORMATION
The Fund sends to its shareholders six-month unaudited and annual audited financial statements.


     The shares of the Fund constitute a separate series of Voyageur Funds, Inc., a Minnesota corporation which issues shares of common stock with a $.01 par value per share. The Fund is represented by the Series A common shares of the Company, incorporated on April 15, 1987. All shares of the Company are non-assessable and fully transferable when issued and paid for in accordance with the terms thereof and possess no cumulative voting, preemptive or conversion rights. The Board of Directors is empowered to issue other series of common stock without shareholder approval.

     The Fund currently offers its shares in four classes, each with different sales arrangements and bearing different expenses. Class A, Class B, Class C and Institutional Class shares each represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each class are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to that particular class and other matters for which separate class voting is appropriate under applicable law.

     Fund shares are freely transferable, are entitled to dividends as declared by the Board, and, in liquidation, are entitled to receive the net assets, if any, of the Fund. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law.

     Each share of a series has one vote irrespective of the relative net asset value of the shares. On some issues, such as the election of Board members, the shares of all series and classes vote together as one. On an issue affecting only a particular series or class, the shares of the affected series or class vote as a separate series or class. An example of such an issue would be a fundamental investment restriction pertaining to only one series.

     The assets received by the Company for the issue or sale of shares of each series or class thereof, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and in the case of a class, allocated to such class, and constitute the underlying assets of such series or class. The underlying assets of each series, or class thereof, are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series or class thereof, and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series or class are allocated among the series or classes thereof, based upon the relative net assets of the series or class at the time such expenses were accrued. The Company's Articles of Incorporation limit the liability of the Board members to the fullest extent permitted by law. For a further discussion of the above matters, see "Additional Information" in the Statement of Additional Information.

     NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR VOYAGEUR FUND DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN THE STATE IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.


                 (This page has been left blank intentionally.)

                                     PART B

                    VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
               A SEPARATELY MANAGED SERIES OF VOYAGEUR FUNDS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 28, 1996


     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated October 28, 1996. A copy of the Prospectus may be obtained free of charge by contacting the Fund at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402. Telephone:
612-376-7000 or 800-525-6584.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Investment Policies and Restrictions.........................................B-2
Directors and Executive Officers.............................................B-4
The Investment Adviser and Underwriter.......................................B-7
Net Asset Value and Public Offering Price...................................B-15
Taxes.......................................................................B-16
Bank Sales..................................................................B-17
Special Purchase Plans......................................................B-18
Calculation of Performance Data.............................................B-21
Monthly Cash Withdrawal Plan................................................B-24
Additional Information......................................................B-25
Financial Statements........................................................B-27

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated October 28, 1996 and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.


                      INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT POLICIES

     WHEN ISSUED AND DELAYED DELIVERY SECURITIES. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its commitments for such when-issued or delayed delivery securities. The Fund generally will enter into agreements to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities. The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or delayed delivery basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Although the Fund dos not presently intend to do so, these risks could result in increased volatility of the Fund's net asset value to the extent that the Fund purchases securities on a when-issued or delayed delivery basis while remaining substantially fully invested.

     REPURCHASE AGREEMENTS. The Fund will also follow the collateral custody, protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities. As an additional safety measure, the Fund will enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with the 100 largest U. S. commercial banks, as measured by domestic deposits.

     PORTFOLIO TURNOVER. The portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. As described in the Prospectus, the Fund's portfolio turnover rate may exceed 100%, which may result in higher transaction costs for the Fund.

INVESTMENT RESTRICTIONS

     Voyageur U.S. Government Securities Fund (the "Fund"), a separately managed series of Voyageur Funds, Inc. (the "Company"), has adopted certain investment restrictions set forth below which, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

     1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets. The Fund will not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund's net income.

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 5% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     4. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

     7. Purchase or sell commodities or commodity contracts.

     8. Make loans, except by purchase of debt obligations in which the Fund may
invest   consistent  with  its  investment   policies  and  through   repurchase
agreements.

     9. Invest in securities of any issuer if, to the knowledge of the Fund, officers and directors of the Fund or officers and directors of the Fund's investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.

     10. Purchase securities restricted as to resale.

     11. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued by banks and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     12. Invest in (a) securities which in the opinion of the Fund's investment adviser at the time of such investment are not readily marketable, and (b) securities the disposition of which is restricted under federal securities laws (as described in fundamental restriction (10) above).

     13. Invest in securities of other investment companies, except as part of a merger, consolidation or acquisition of assets.

     14. Purchase options or puts, calls, straddles, spreads or combinations thereof; in connection with the purchase of fixed-income securities, however, the Fund may acquire attached warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (The Fund's investment policies do not currently permit it to exercise warrants or rights with respect to equity securities.)

     15. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

                        DIRECTORS AND EXECUTIVE OFFICERS


     The directors and officers of the Company, their position with the Fund and their principal occupations during the past five years are set forth below. Unless indicated otherwise, all positions have been held more than five years. In addition to the occupations set forth below, the directors and officers also serve as directors and trustees or officers of various closed-end and open-end investment companies managed by Voyageur.

                                                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS, AND AGE                POSITION         PAST FIVE YEARS AND OTHER AFFILIATIONS
----------------------                --------         --------------------------------------
Clarence G. Frame, 78                 Director       Of counsel,  Briggs & Morgan law firm.  Mr. Frame  currently
First National Bank Building,                        serves on the board of  directors of Tosco  Corporation  (an
W-875                                                oil refining and marketing company), Milwaukee Land Company,
332 Minnesota Street                                 and Independence One Mutual Funds.
St. Paul, Minnesota  55101

Richard F. McNamara, 63               Director       Chief    Executive    Officer   of    Activar,    Inc.,    a
7808 Creekridge Circle #200                          Minneapolis-based  holding  company  consisting of seventeen
Minneapolis, Minnesota 55439                         companies in industrial  plastics,  sheet metal,  automotive aftermarket,  construction supply, electronics and financial services,  since 1966. Mr. McNamara  currently serves on the board of directors of Rimage (electronics manufacturing) and
                                                     Interbank.

Thomas F. Madison, 60                 Director       President and CEO of MLM Partners,  Inc. since January 1993;
200 South Fifth Street                               previously,  Vice Chairman--Office of the CEO, The Minnesota
Suite 2100                                           Mutual Life  Insurance  Company  from  February to September
Minneapolis, Minnesota 55402                         1994;  President of U.S. WEST  Communications--Markets  from
                                                     1988 to 1993. Mr. Madison  currently  serves on the board of directors of Valmont Industries, Inc. (metal manufacturing),
                                                     Eltrax  Systems,  Inc.  (data  communications  integration),
                                                     Minnegasco,    Lutheran   Health   Systems,   Communications
                                                     Holdings,  Inc., Alexander and Alexander (insurance and risk management), Span Link Communications  (telecommunications),
                                                     Medical  Benefits  Administrators,  D&D  Farms,  AetherWorks
                                                     (software   applications),   Digital  River   (digital  data
                                                     provider) and various civic and educational organizations.

James W. Nelson, 54                   Director       Chairman and Chief  Executive  Officer of Eberhardt  Holding
81 South Ninth Street                                Company and its subsidiaries.
Suite 400
Minneapolis, Minnesota 55440

Robert J. Odegard, 75                 Director       Special  Assistant  to the  President of the  University  of
University of Minnesota                              Minnesota.
   Foundation
1300 South Second Street
Minneapolis, Minnesota 55454

John G. Taft, 42                      President      President  (since  1991) and  Director  (since  1993) of the
90 South Seventh Street                              Adviser;  Director (since 1993) and Executive Vice President
Suite 4400                                           (since   1995)  of  the   Underwriter;   President   of  the
Minneapolis,  Minnesota 55402                        Underwriter from 1991 to 1995;  Management  committee member of the Adviser from 1991 to 1993.

Jane M. Wyatt, 41                     Executive      Chief Investment  Officer (since 1993) and Portfolio Manager
90 South Seventh Street               Vice           (since 1989) of the Adviser; Director of the Adviser and the
Suite 4400                            President      Underwriter   since  1993;   Executive  Vice  President  and
Minneapolis, Minnesota 55402                         Portfolio  Manager of the  Adviser  from 1992 to 1993;  Vice
                                                     President and Portfolio Manager from 1989 to 1992.

Andrew M. McCullagh, Jr., 47          Executive      Senior Tax-Exempt Portfolio  Manager of the Adviser;
717 Seventeenth Street                Vice           previously,  Director of the Adviser and the Underwriter
Denver, Colorado  80202               President      from 1993 to 1995.

Elizabeth H. Howell, 34               Vice           Senior Tax Exempt Portfolio Manager of the Adviser.
90 South Seventh Street               President
Suite 4400
Minneapolis, Minnesota 55402

James C. King, 55                     Vice           Senior Equity  Portfolio  Manager of the Adviser since 1993;
90 South Seventh Street               President      previously, Director of the Adviser and the Underwriter from
Suite 4400                                           1993 to 1995.
Minneapolis, Minnesota 55402

Steven P. Eldredge,  40               Vice           Senior Tax Exempt  Portfolio  Manager of the  Adviser  since
90 South Seventh Street               President      1995;  previously,  portfolio  manager  for ABT Funds,  Palm
Suite 4400 Mutual                                    Beach, Florida, from 1989 to Minneapolis,
Minnesota 55402 1995.

Kenneth R. Larsen, 33                 Treasurer      Treasurer  of the Adviser and the  Underwriter;  previously,
90 South Seventh Street                              Director,  Secretary  and  Treasurer  of the Adviser and the
Suite 4400                                           Underwriter from 1993 to 1995.
Minneapolis, Minnesota 55402

Thomas J. Abood, 32                   Secretary      Senior  Vice  President  and  General  Counsel of  Dougherty
90 South Seventh Street                              Financial Group, Inc. since 1995, the indirect parent of the
Suite 4400                                           Adivser;  Senior Vice President (since 1995) of the Adviser,
Minneapolis, Minnesota 55402                         the Underwriter and Voyageur  Companies,  Inc.;  previously,
                                                     Vice President of the Adviser and Voyageur  Companies,  Inc.
                                                     from 1994 to 1995;  associated with the law firm of Skadden,
                                                     Arps, Slate, Meagher & Flom, Chicago,  Illinois from 1988 to
                                                     1994.


     The Fund does not compensate its officers. Each director (who is not an employee of Voyageur or any of its affiliates) receives a total annual fee of $26,000 for serving as a director or trustee for each of the open-end and closed-end investment companies (the "Fund Complex") for which Voyageur acts as investment adviser, plus a $500 fee for each special in-person meeting attended by such director. These fees are allocated among each series or fund in the Fund Complex based on the relative average net asset value of each series or fund. Currently the Fund Complex consists of ten open-end investment companies comprising 33 series or funds and six closed-end investment companies. In addition, each director or trustee who is not an employee of Voyageur or any of its affiliates is reimbursed for expenses incurred in connection with attending meetings. The following table sets forth the aggregate compensation received by each director from the Fund for the most recently ended fiscal year as well as the total compensation received by each director from the Fund Complex during the calendar year ended December 31, 1995.

                                       AGGREGATE
                                     COMPENSATION          TOTAL COMPENSATION
DIRECTOR                            FROM THE FUND          FROM FUND COMPLEX
--------                            -------------          -----------------
Clarence G. Frame                       $1,163                  $24,500
Richard F. McNamara                     $1,163                  $24,500
Thomas F. Madison                       $1,163                  $24,500
James W. Nelson                         $1,163                  $24,500
Robert J. Odegard                       $1,163                  $24,500

                     THE INVESTMENT ADVISER AND UNDERWRITER

     Voyageur Fund Managers, Inc., a Minnesota corporation ("Voyageur"), has been retained under an investment advisory agreement (the "Advisory Agreement") to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur and the Underwriter are each indirect wholly-owned subsidiaries of Dougherty Financial Group Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. Certain key employees of DFG and its subsidiaries and an employee benefit plan benefitting the employees of such companies have been offered the opportunity to purchase voting common shares of DFG through stock options granted with respect thereto, with the shareholdings of Pohlad Companies and Mr. Dougherty each to be diluted proportionately by any such purchases. Following any such purchases, Mr. Dougherty and Pohlad Companies would each continue to own greater than 25% of the outstanding voting common shares of DFG, and no other person or entity would own greater than 25% of such shares. The principal executive offices of Voyageur are located at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota, 55402.

     Voyageur Fund Distributors, Inc. (the "Underwriter") is the principal distributor of the Fund's shares. With regard to the Underwriter, Mr. Frank Tonnemaker is the President and a director and Mr. Taft and Ms. Wyatt are each Executive Vice Presidents and directors. Mr. Abood is Senior Vice President and general counsel and Mr. Larsen is Treasurer of the Underwriter.


INVESTMENT ADVISORY AGREEMENT

     The Fund does not maintain its own research department. The Company has contracted with Voyageur, on behalf of the Fund, for investment advice and management. Pursuant to the Company's Investment Advisory Agreement, Voyageur has the sole and exclusive responsibility for the management of the Fund's portfolio and the making and execution of all investment decisions for the Fund subject to the objectives and investment policies and restrictions of the Fund and subject to the supervision of the Company's Board of Directors. Voyageur also furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the Fund. Voyageur has agreed to arrange for officers and employees of Voyageur to serve without compensation from the Company as directors, officers or employees of the Company if duly elected to such positions by the shareholders or directors of the Company.


     As compensation for Voyageur's services, the Fund pays a monthly investment advisory and management fee equivalent on an annual basis to .50 of 1% of the average daily net assets of the Fund. As of June 30, 1996, 1995, and 1994, the Fund had net assets of $112,133,540, $130,689,931 and $134,582,276, respectively. For the fiscal years ended June 30, 1996, 1995 and 1994, the Fund paid $609,965, $647,382 and $715,217, respectively, in investment advisory fees (before expense reimbursements or waivers, as described below).


     The Company's Investment Advisory Agreement continues from year to year only if approved annually (a) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund and (b) by vote of a majority of directors of the Company who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting of the Board of Directors of the Company called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated by the Company or the parties to such agreement on 60 days' notice and terminates automatically in the event of its assignment.

ADMINISTRATIVE SERVICES AGREEMENT

     Voyageur also acts as the Fund's dividend disbursing, transfer, administrative and accounting services agent pursuant to an Administrative Services Agreement between Voyageur and the Company. Pursuant to the Administrative Services Agreement, Voyageur provides the Fund all dividend disbursing, transfer agency, administrative and accounting services required by the Fund including, without limitation, the following: (i) the calculation of net asset value per share at such times and in such manner as is specified in the Fund's current Prospectus and Statement of Additional Information, (ii) upon the receipt of funds for the purchase of the Fund's shares or the receipt of redemption requests with respect to the Fund's shares outstanding, the calculation of the number of shares to be purchased or redeemed, respectively,
(iii) upon the Fund's distribution of dividends, the calculation of the amount of such dividends to be received per share, the calculation of the number of additional shares of the Fund to be received by each Fund shareholder (other than any shareholder who has elected to receive such dividends in cash) and the mailing of payments with respect to such dividends to shareholders who have elected to receive such dividends in cash, (iv) the provision of transfer agency services, (v) the creation and maintenance of such records relating to the business of the Fund as the Fund may from time to time reasonably request, (vi) the preparation of tax forms, reports, notices, proxy statements, proxies and other shareholder communications, and the mailing thereof to shareholders of the Fund, and (vii) the provision of such other dividend disbursing, administrative and accounting services as the Fund and Voyageur may from time to time agree upon. Pursuant to the Administrative Services Agreement, the Adviser also provides such regulatory reporting and compliance related services and tasks for the Fund as the Fund may reasonably request.


     As compensation for these services, the Fund pays Voyageur a monthly fee based upon the Fund's average daily net assets and the number of shareholder accounts then existing. This fee is equal to the sum of (i) $1.33 per shareholder account per month; (ii) $1,000 per month if the Fund's average daily net assets do not exceed $50 million, $1,250 per month if the Fund's average daily net assets are greater than $50 million but do not exceed $100 million, and $1,500 per month if the Fund's average daily net assets are greater than $100 million; and (iii) 0.11% per annum of the first $20 million of the Fund's average daily net assets, 0.06% per annum of the next $20 million of the Fund's average daily net assets, 0.035% per annum of the next $60 million of the Fund's average daily net assets, 0.03% per annum of the next $400 million of the Fund's average daily net assets, and 0.02% per annum of the Fund's average daily net assets in excess of $500 million. For purposes of calculating average daily net assets, as such term is used in the Administrative Services Agreement, the Fund's net assets equal its total assets minus its total liabilities. The Fund also reimburses Voyageur for its out-of-pocket expenses in connection with Voyageur's provision of services under the Administrative Services Agreement. The Company or Voyageur can terminate the Administrative Services Agreement on 60 days' notice to the other party. For the fiscal years ended June 30, 1996, 1995 and 1994, the Fund paid $166,715, $144,961 and $168,373, respectively, in dividend disbursing, administrative and accounting services fees (before expense reimbursements or waivers as described below).


EXPENSES OF THE FUND


     Voyageur is contractually obligated to reimburse each class of Fund shares up to the amount of the investment advisory and administrative services fees, to the extent that operating expenses, including the investment advisory, administrative services and Rule 12b-1 fees (but excluding interest expense, taxes, brokerage fees and commissions) exceed on an annual basis 1.25% of the Fund's average daily net assets attributable to each of Class A and Institutional Class shares and 2.00% of the Fund's average daily net assets attributable to each of Class B and Class C shares. In addition, Voyageur and the Underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of the Fund's expenses. For the fiscal year ended June 30, 1994, Voyageur did not waive or absorb any expenses for any class of shares. For the fiscal year ended June 30, 1995, Voyageur waived, absorbed or reduced $1,582 of expenses for Class A shares, $65 for Class B shares, $6 for Class C shares and $1,066 for Institutional Class shares, including voluntary waivers of $0 for Class A shares, $65 for Class B shares, $6 for Class C shares and $0 for Institutional Class shares. For the fiscal year ended June 30, 1996, Voyageur waived, absorbed or reduced $6,317 of expenses for Class A shares, $1,683 for Class B shares, $23 for Class C shares and $4,132 for Institutional Class shares, including voluntary waivers of $1,606 for Class B shares.


     All costs and expenses (other than those specifically referred to as being borne by Voyageur or the Underwriter) incurred in the operation of the Fund are borne by the Fund. These expenses include, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not employees of Voyageur or any of its affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Underwriter or Voyageur under their agreements with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of the Fund's custodian, and bookkeeping, audit and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

RULE 12B-1 PLAN OF DISTRIBUTION; DISTRIBUTION AGREEMENT

     The Fund has adopted a Plan of Distribution (the "Plan") relating to the payment of certain expenses pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1(b) provides that any payments made by the Fund in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a vote of at least a majority of the Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b- 1; (2) that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to its plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amount so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund.

     Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1. Rule 12b-1(c) provides that the Fund may rely upon Rule 12b-1(1) only if selection and nomination of the Fund's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under
Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.

     The Company has entered  into a  Distribution  Agreement  (on behalf of the
Fund) with the Underwriter, pursuant to which the Underwriter acts as the principal underwriter of the Fund's shares. The Distribution Agreement and Plan provide that the Underwriter agrees to provide, and shall pay costs which it incurs in connection with providing, ongoing servicing and/or maintenance of Fund shareholder accounts (such costs are referred to as "Shareholder Servicing Expenses") and that the Underwriter shall also pay all costs of distributing the shares of the Fund ("Distribution Expenses"). Shareholder Servicing Expenses include all expenses of the Underwriter incurred in connection with providing ongoing servicing and/or maintenance of Fund shareholder accounts including, but not limited to, an allocation of the Underwriter's overhead and payments made to persons, including employees of the Underwriter, who respond to inquiries of shareholders regarding their ownership of Fund shares, or who provide other administrative or accounting services not otherwise required to be provided by the Fund's investment adviser or transfer agent. Distribution Expenses include, but are not limited to, initial and ongoing sales compensation (in addition to sales loads) paid to investment executives of the Underwriter and to other broker-dealers and participating financial institutions; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of the Underwriter's overhead; payments to and expenses of persons who provide support services in connection with the distribution of Fund shares; and other distribution-related expenses.

     Pursuant to the provisions of the Distribution Agreement, the Underwriter is entitled to receive a total fee each quarter at an annual rate of .25% of the average daily net assets attributable to the Fund's Class A and Institutional Class shares and 1.00% of the average daily net assets attributable to the Fund's Class B and Class C shares. As determined from time to time by the Board of Directors, a portion of such fees shall be designated as a "shareholder servicing fee" and a portion shall be designated as a "distribution fee." The Board of Directors has determined that all of the fee payable with respect to Class A shares and Institutional Class shares shall be designated a shareholder servicing fee. For fees payable with respect to Class B and Class C shares, that portion of the fee equal to .25% of average daily net assets attributable to the Fund's Class B shares or Class C shares, as the case may be, is designated a shareholder servicing fee and that portion of the fee equal to .75% of average daily net assets attributable to the Fund's Class B shares or Class C shares, as the case may be, is designated a distribution fee. Amounts payable to the Underwriter under the Distribution Agreement may exceed or be less than the Underwriter's actual distribution expenses and shareholder servicing expenses. In the event such distribution expenses and shareholder servicing expenses exceed amounts payable to the Underwriter under the Plan, the Underwriter shall not be entitled to reimbursement by the Fund.

     The Company's Distribution Agreement is renewable from year to year if the directors approve the Agreement and the Plan. The Company or the Underwriter can terminate the Distribution Agreement on 60 days' notice to the other party, and such Agreement terminates automatically upon its assignment. In the Distribution Agreement, the Underwriter agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by the Underwriter only from persons affiliated with the Fund but not the Underwriter.

     Pursuant to the Distribution Agreement, the Underwriter has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. The Underwriter has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. For its services, in addition to being paid the shareholder servicing fee and the distribution fee, pursuant to the Rule 12b-1 Plan discussed above, the Underwriter receives the sales charge on sales of Fund shares set forth in the Prospectus.


     For the fiscal year ended June 30, 1994, the Fund paid Rule 12b-1 fees of $349,605 for Class A shares, $16 for Class B shares and $7,992 for Institutional Class shares. There were no Class C shares outstanding during fiscal 1994. For the fiscal year ended June 30, 1995, the Fund paid Rule 12b-1 fees of $192,688 for Class A shares, $455 for Class B shares, $228 for Class C shares and $130,835 for Institutional Class shares. Voyageur voluntarily waived $65 of such fees for Class B shares that were otherwise payable within the 1.25% expense limitation. For the fiscal year ended June 30, 1996, the Fund paid Rule 12b-1 fees of $182,881 for Class A shares, $9,201 for Class B shares, $2,690 for Class C shares and $119,138 for Institutional Class shares. Voyageur voluntarily waived $1,606 of such fees for Class B shares that were otherwise payable within the 1.25% expense limitation.

     Distribution fees for the fiscal year ended June 30, 1996, were used by the Underwriter as follows:

         Advertising and promotions                                    $44,494
         Printing and mailing of prospectuses
           to other than current shareholders                           11,224
         Compensation to underwriters
           (trail fees to investment executives)                        34,060
         Compensation to dealers                                       213,483
         Compensation to sales personnel                                10,649
                                                                    ----------
              Total                                                   $313,910

     The aggregate dollar amount of underwriting commissions paid by Class A shareholders of the Fund for the fiscal years ended June 30, 1996, 1995 and 1994 were $137,755, $75,170 and $1,088,194, respectively. The amount of such commissions retained by the Underwriter was $17,499, $10,778 and $153,930, respectively. Contingent deferred sales charges paid by Class B shareholders were $1,047 and $896 during the years ended June 30, 1996 and 1995, respectively. Contingent deferred sales charges paid by Class C shareholders were $2 during the year ended June 30, 1996.


PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     As the Fund's portfolio is composed exclusively of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions, but rather at net prices which usually include a spread or markup. In effecting portfolio transactions on behalf of the Fund, Voyageur seeks the most favorable net price consistent with the best execution. However, Voyageur frequently selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the bond market and the desire of Voyageur to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield or both.

     Decisions with respect to placement of the Fund's portfolio transactions are made by Voyageur. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for the Fund. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to Voyageur. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows Voyageur to supplement its own investment research activities and enables Voyageur to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to Voyageur,
Voyageur receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

     Voyageur has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Fund's portfolio transactions in exchange for research services provided Voyageur. However, Voyageur does maintain informal lists of broker-dealers, which are used from time to time as a general guide in the placement of the Fund's business, in order to encourage certain broker-dealers to provide Voyageur with research services which Voyageur anticipates will be useful to it. Because the lists are merely a general guide, which are to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the lists are permissible and may be expected to occur. Voyageur will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Voyageur determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Voyageur's overall responsibilities with respect to the accounts as to which they exercise investment discretion.

     The Fund will not effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Voyageur unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund. In the event any transactions are executed on an agency basis, Voyageur will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Voyageur determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Voyageur's overall responsibilities with respect to the Funds as to which they exercise investment discretion. If the Fund executes any transactions on an agency basis, it will generally pay higher than the lowest commission rates available.

     In determining the commissions to be paid to a broker-dealer affiliated with Voyageur, it is the policy of the Fund that such commissions will, in the judgment of Voyageur, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers. While the Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Company's directors may determine, Voyageur may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

     For the fiscal years ended June 30, 1996, 1995 and 1994, the Fund did not pay any brokerage commissions, direct any portfolio transactions to broker-dealers because of research services provided to Voyageur or execute any brokerage transactions with an affiliated broker-dealer.

     Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Fund may purchase securities from an underwriting syndicate of which an affiliated broker-dealer is a member but not directly from such affiliated broker-dealers itself. Such conditions relate to the price and amount of the securities purchased, the commission or spread paid and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors of the Company, particularly those directors who are not interested persons of the Company.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares, which is equal to the net asset value per share plus the applicable sales charge, if any, is summarized in the Prospectus. The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.


     The portfolio securities in which the Fund invests fluctuate in value and hence the net asset value per share of the Fund also fluctuates. On June 30, 1996, the net asset value per share and the maximum public offering price per share for Class A shares, Class B shares, Class C shares and Institutional Class shares of the Fund were calculated as follows:

CLASS A SHARES
         NET ASSETS ($68,441,534)                         =  Net Asset Value Per Share ($10.16)
         ------------------------
         Shares outstanding (6,737,203)
         Maximum Public Offering Price/share              =  $10.16  +  4.75% of Public Offering Price
         Maximum Public Offering Price                    =      $10.16         =   $10.67/share
                                                             ----------------
                                                              100% - 4.75%

CLASS B SHARES
         NET ASSETS  ($1,780,037)                         = Net Asset Value Per Share ($10.17)
         ---------------------------
         Shares outstanding (175,030)

CLASS C SHARES
         NET ASSETS ($223,880)                            = Net Asset Value Per Share ($10.15)
         ---------------------
         Shares outstanding (22,054)

INSTITUTIONAL CLASS SHARES
         NET ASSETS ($41,688,089)                         = Net Asset Value Per Share ($10.16)
         ------------------------
         Shares outstanding (4,101,857)

                                      TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of a calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gains) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which the Fund has paid corporate-level tax is considered to have been distributed. The Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

     If shares of the Fund are sold or otherwise disposed of, the shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sales price of the shares disposed of, if, as is usually the case, the shares are a capital asset in the hands of the shareholder. If the sale or other disposition occurs more than one year after the shares were acquired, the resulting capital gain or loss will be long-term. A special provision of the Code pertaining to regulated investment companies states that, if the Fund's shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of those shares will be a long-term capital loss to the extent of such long-term capital gain distribution, unless such sale or other disposition is made pursuant to a plan that provides for the periodic liquidation of an investment in the Fund.

     An exchange of shares in one Voyageur Fund for shares in another Voyageur Fund pursuant to exercise of the Exchange Privilege is considered to be a sale of the shares for federal tax purposes that may result in a taxable gain or loss. If a shareholder incurs a sales charge in acquiring shares and then, after holding those shares not more than 90 days, exchanges them pursuant to the Exchange Privilege for shares of another Voyageur Fund, the shareholder may not take into account the initial sales charge (to the extent that the otherwise applicable sales charge on the later-acquired shares is reduced) for purposes of determining the shareholder's gain or loss on the exchange of the first held shares. Similarly, if a shareholder redeems shares in the Fund within 90 days of purchasing them and then repurchases shares in the Fund pursuant to the reinstatement privilege (see "Reinstatement Privilege" in the Prospectus), the shareholder may not take the sales charge paid on the initial purchase of Fund shares into account in determining gain or loss on the sale of the first-acquired shares. However, in both cases the amount of the disallowed sales charge may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

     Shareholders will be notified annually as to the amount, nature and federal income tax status of dividends and distributions. The Fund is also required to report all distributions and redemption payments to the Internal Revenue Service. The Fund is required to withhold 31% of taxable interest, dividends and certain other payments, including redemption payments, for shareholders who fail to furnish their correct taxpayer identification number (for most individuals, the Social Security number) or as a result of certain other events specified in
Section 3406 of the Code. Payees that are exempt from this "backup withholding" are generally not individuals but are corporations or governmental entities. In order to avoid withholding, a shareholder of the Fund must provide a taxpayer identification number to the Fund and must certify that he or she is not subject to backup withholding.

     The foregoing is a general and abbreviated summary of the Code and Treasury Regulations in effect as of the date of the Fund's Prospectus and this Statement of Additional Information. No attempt has been made to discuss any state and local income tax consequences of an investment in the Fund. State and local income tax treatment may differ from the federal income tax treatment discussed above. Potential investors in the Fund are encouraged to consult a competent tax adviser regarding the income tax consequences of acquiring shares in the Fund.

                                   BANK SALES

     Banks, acting as agents for their customers and not for the Funds or the Underwriter, from time to time may purchase Fund shares for the accounts of such customers. Generally, the Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Should the activities of any bank, acting as agent for its customers in connection with the purchase of the Fund's shares, be deemed to violate the Glass-Steagall Act, management will take whatever action, if any, is appropriate in order to provide efficient services for the Fund. Management does not believe that a termination in the relationship with a bank would result in any material adverse consequences to the Fund. In addition, state securities laws on this issue may differ and banks and financial institutions may be required to register as dealers pursuant to state law. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

                             SPECIAL PURCHASE PLANS


     AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through a preauthorized automatic investment plan. Such preauthorized investments (at least $100) may be used to purchase shares of the Fund at the public offering price next determined after the Fund receives the investment (normally the 20th of each month, or the next business day thereafter). Further information is available from the Underwriter.


     COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front end sales charge ("FESC") schedule for Class A shares set forth in the Prospectus by combining purchases of any class of shares of any one or more of the Voyageur Funds which bears a FESC (and, in certain circumstances, purchases of FESC shares of certain other open-end investment companies) if the combined purchase of all such funds totals at least $50,000:

          (i) an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act;

          (ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

          (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under
     Section 401 of the Code;
          (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;
          (v) employee benefit plans of a single employer or of affiliated employers;
          (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.


     CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares may qualify for a Cumulative Quantity Discount. The applicable FESC will then be based on the total of:

          (i) the amount of the current purchase; and
          (ii) the amount previously invested (valued at the time of investment) in shares of any class of one or more Voyageur Funds which has a FESC owned by the investor; and
          (iii) the amount previously invested (valued at the time of investment) in shares of any class of one or more Voyageur Funds which has a FESC owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

     For example, if an investor owned shares worth $35,000 at the then current net asset value and purchased an additional $15,000 of shares, the sales charge for the $15,000 purchase would be at the rate applicable to a single $50,000 purchase.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount.


     LETTER OF INTENTION. Investors may also obtain the reduced front-end sales charges shown in the Prospectus by means of a written Letter of Intention, which expresses the investor's intention to invest not less than $50,000 (including certain "credits," as described below) within a period of 13 months in any one or more of the Voyageur Funds which has a FESC. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention.

     For example, on the date an investor signs a Letter of Intention to invest at least $50,000 as set forth above and the investor and the investor's spouse and children under age 21 have previously invested $35,000 in shares which are still held by such persons, it will only be necessary to invest a total of $15,000 during the 13 months following the first date of purchase of such shares in order to qualify for the sales charges applicable to investments of $50,000.


     The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases.


     Investors electing to take advantage of a Letter of Intention should carefully review the appropriate provisions on the authorization form attached to the Prospectus.

     Shares of other open-end investment companies bearing a FESC will be included with Voyageur Fund shares bearing a FESC in a Combined Purchase Privilege, Cumulative Quantity Discount or Letter of Intention only if such shares are owned by customers of dealers that Voyageur or the Underwriter has engaged to provide administration or accounting services to Fund omnibus accounts in connection with the offering of the Fund as part of such other investment companies' family of funds. Additionally, the maximum reduction of the Fund's FESC that may result from the inclusion of shares of such other investment companies in a Combined Purchase Privilege, Cumulative Quantity Discount or Letter of Intention shall be a reduction to the front-end sales charge applicable to purchases of $500,000 but less than $1,000,000 (as set forth in the sales charge table in the Prospectus).


OTHER INFORMATION

     CONVERSION OF CLASS B SHARES. In addition to information regarding conversion set forth in the prospectus, the conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that payment of different dividends by each of the classes of shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code and that such conversions do not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion will not be available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

     SIGNATURE GUARANTY. In addition to information regarding redemption of shares and signature guaranty set forth in the Prospectus, a signature guaranty will be required when redemption proceeds: (1) exceed $50,000 (unless proceeds are being wired to a pre-authorized bank account, in which case a guarantee is not required), (2) are to be paid to someone other than the registered shareholder or (3) are to be mailed to an address other than the address of record or wired to an account other than the pre-authorized bank or brokerage account. On joint account redemptions of the type previously listed, each signature must be guaranteed. A signature guarantee may not be provided by a notary public. Please contact your investment executive for instructions as to what institutions constitute eligible signature guarantors.

     VALUATION OF PORTFOLIO SECURITIES. Generally, trading in certain securities such as tax exempt securities, corporate bonds, U.S. Government Securities and money market instruments is substantially completed each day at various times prior to the primary close of trading on the Exchange. The values of such securities used in determining the net asset value of Fund shares are computed as of such times. Occasionally events affecting the value of such securities may occur between such times and the primary close of trading on the Exchange which are not reflected in the computation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair market value as determined in good faith by Voyageur in accordance with procedures adopted by the Board.

                         CALCULATION OF PERFORMANCE DATA

     Advertisements and other sales literature for the Fund may refer to the Fund's "yield," "average annual total return," "cumulative total return" and "current distribution rate." Such performance information is calculated as follows.


     Voyageur has waived or paid certain expenses of the Fund, thereby increasing total return and yield. These expenses may or may not be waived or paid in the future in Voyageur's discretion.


YIELD

     Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD =   [(a-b    )6   ]
          [(---  +1)  -1]
          [(cd     )    ]

Where:    a = dividends and interest earned during the period;
          b = expenses accrued for the period (net of reimbursements);
          c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     The 30 day yields as of June 30, 1996 were:

                                                               ABSENT VOLUNTARY
                                          ACTUAL                  FEE WAIVERS
                                          ------                  -----------
     Class A                              6.63%                       N/A
     Class B                              5.96                      5.86%
     Class C                              5.95                        N/A
     Institutional Class                  6.68                        N/A

CURRENT DISTRIBUTION RATE

     The current distribution rate is calculated by determining the amount of distributions that would have been paid over a twelve-month period to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current maximum offering price per share (the net asset value per Fund share plus the maximum sales charge). Under certain circumstances that may affect distributions made by the Fund, such as a change in investment policies or Fund expenses, it may be appropriate, for purposes of calculating the distribution rate, to annualize the distributions paid during the period such amended policies or expenses were in effect rather than using distributions made during the past twelve months. Current distribution rates, unlike standardized yield quotations, may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains, and may be computed over different time periods. Additionally, current distribution rates do not reflect certain elements of return, such as unrealized appreciation or depreciation in the value of portfolio investments.


     The distribution rate as of June 30, 1996 was 5.87% for Class A shares, 5.42% for Class B shares, 5.43% for Class C shares and 6.16% for Institutional Class shares.


AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:    P = a hypothetical initial payment of $1,000;
          T = average annual total return;
          n = number of years; and
        ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


     The following table sets forth the average annual total returns for the Fund and average annual total returns absent voluntary and contractual expense reimbursements and waivers, for one year, five years and since inception for the period ending June 30, 1996:


                           AVERAGE ANNUAL TOTAL RETURN

                                                                                     ABSENT VOLUNTARY
                                                                                      FEE WAIVERS AND
                                                                                  EXPENSE REIMBURSEMENTS
                                                                                  ----------------------
                                                       SINCE                                        SINCE
                         1 YEAR         5 YEARS        INCEPTION             1 YEAR     5 YEARS     INCEPTION
                         ------         -------        ---------             ------     -------     ---------
Class A(1)                (1.05%)       7.16%               8.21%            N/A          6.98%         7.89%
Class B(2)                (0.68)        N/A                 4.95            (1.16)%       N/A           4.52
Class C(3)                 2.11         N/A                10.74             N/A          N/A          10.54
Institutional Class(2)     3.88         N/A                 6.92             N/A          N/A           N/A
------------------------
1    Inception date: November 2, 1987
2    Inception date: June 7, 1994
3    Inception date: January 10, 1995

CUMULATIVE TOTAL RETURN

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          CRT = (ERV-P)
                (-----) 100
                (  P  )

Where:    CTR = Cumulative total return;
          ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and
          P = initial payment of $1,000.

     This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


     The following table sets forth the cumulative total returns for the Fund from inception to June 30, 1996:

                                  CUMULATIVE TOTAL RETURN                  CUMULATIVE TOTAL RETURN
                             (AFTER VOLUNTARY AND CONTRACTUAL             (ABSENT VOLUNTARY EXPENSE
                                   EXPENSE REIMBURSEMENTS)                      REIMBURSEMENTS)
                                   -----------------------                      ---------------
Class A                                    98.14%                                  93.15%
Class B                                    10.51                                    9.65
Class C                                    16.23                                   16.22
Institutional Class                        14.85                                      N/A


                          MONTHLY CASH WITHDRAWAL PLAN

     Any investor who owns or buys shares of the Fund valued at $10,000 or more at the current offering price may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested in additional shares of the Fund at net asset value. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of Class B and Class C shares. Redemptions for the purpose of withdrawal are made on the 25th of the month (or on the preceding business day if the 25th falls on a weekend or is a holiday) at that day's closing net asset value and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of a class of Fund shares which imposes an FESC would normally be disadvantageous to the investor because of the FESC payable on such purchases. For this reason, an investor may not maintain a Plan for the accumulation of shares of a class of Fund shares which imposes an FESC (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. The cost of administering Withdrawal Plans is borne by the Fund as an expense of all shareholders. The Fund or the Underwriter may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

     Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund makes no recommendations or representations in this regard.

                             ADDITIONAL INFORMATION


     The following persons owned of record or beneficially more than 5% of the Class A of the Fund as of October 22, 1996: Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers, 4800 Deer Lake Dr. , Jacksonville, FL 32246, 438,016 shares (6.74%). The following persons owned of record or beneficially more than 5% of the Class B shares of the Fund as of October 22, 1996: Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers, 4800 Deer Lake Dr. , Jacksonville, FL 32246, 59,910 shares (29.13%); A. G.
Edwards & Sons Inc. C/F, Carl T. Brown, Jr., Tulsa, Oklahoma, 12,176 shares (5.92%); Jeanne K. Kinkade, c/o Allen Mitchem POA, 1375 High Street, Apt 1003, Denver, CO 80218, 14,955 shares (7.27%). The following persons owned of record or beneficially more than 5% of the Class C shares of the Fund as of October 22, 1996: Norval O. and Roselyn A. Jesme, Jt Ten, Tod Paulette Wiesen, et al, RR 2 Box 48, Canby, MN 56220, 2,068 shares (9.15%); Gerald J. and Charlotte B. Thompson, Jt Ten, 110 East Fifth St, Canby, MN 56220, 1,661 shares (7.35%); Lloyd H. Swenson, Wanda J. Swenson Jt Ten, RR3 Box 52, Canby, MN 56220, 1637 shares (7.24%); PaineWebber, for the benefit of PainWebber CDN FBO, Daniel W. Drake, P.,O. Box 3321, Weehawken, NJ, 7,937 shares, (35.12%); Elk River Eagles AERIE #3264, 824 Railroad Drive, Elk River, MN 55330, 4,885 shares (21.62%); Roger E. Sorenson, TTEE, Edna E. Sorenson, Rev Living Trust, 517 Turnpike Road, Golden Valley, MN 55416, 1,756 shares (7.77%). The following persons owned of record or beneficially more than 5% of the Institutional Class shares of the Fund as of October 22, 1996: Bankers Trust Company as TTEE for Public Service Electric & Gas Company, Master Employee Benefit Plan, 34 Exchange Place, New Jersey, NJ 07303, 1,330,203 shares, (29.29%); Great-West Life & Annuity Company, 8515 E. Orchard Road, Englewood, CO 80111, 904,287 shares (19.91%); City of Rapid City, 300 Sixth St., Rapid City, South Dakota, 789,990 shares (17.40%).


CUSTODIAN; COUNSEL; INDEPENDENT AUDITORS

     Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis,
Minnesota  55479,   acts  as  custodian  of  the  Fund's  assets  and  portfolio securities.


     Dorsey & Whitney L.L.P., 220 South Sixth Street, Minneapolis, Minnesota 55402, serves as counsel for the Company.


     KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as independent auditors for the Company.

LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each director of the Company owes certain fiduciary duties to the Company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In February 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of directors (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the directors derived an improper personal benefit. The Company's Articles of Incorporation limit the liability of Company directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted thereunder.

SHAREHOLDER MEETINGS

     The Company is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

                              FINANCIAL STATEMENTS


     The audited statement of assets and liabilities, including the schedule of investments in securities, of the Fund as of June 30, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 1996, and the financial highlights for each of the years in the five-year period ended
June 30, 1996, have been incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders in reliance on the report of KPMG Peat Marwick LLP, independent auditors of the Fund, given on the authority of such firm as experts in accounting and auditing.


                                     PART C
                              VOYAGEUR FUNDS, INC.
                   (VOYAGEUR U. S. GOVERNMENT SECURITIES FUND)
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements as filed with the Securities and Exchange Commission on August 28, 1996 are hereby incorporated by reference.

     (b) EXHIBITS:

     1.1 Amended and Restated Articles of Incorporation, dated November 22, 1993, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and
          incorporated herein by reference.

     1.2 Certificate of Designation, Class A, Class B and Class Y Common Shares of Series A, dated May 17, 1994, to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     1.3 Certificate of Designation, Class C of Series A, dated August 30, 1994, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33- 16270 and 811-5267, and
          incorporated herein by reference.

     1.4 Articles of Correction, dated July 27, 1994, to the Amended and Restated Articles of Incorporation, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     1.5 Certificate of Designation of Series B, C, and D Common Shares, dated March 8, 1996, filed as an Exhibit to Post-Effective Amendment No. 19 to Form N-1A on March 15, 1996, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     2.   Bylaws,   as  amended  October  24,  1995,  filed  as  an  Exhibit  to
          Post-Effective Amendment No. 18 to Form N-1A on January 3, 1996, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     3.   Voting Trust Agreement. Not Applicable.

     4.   Specimen   copy  of  share   certificate,   filed  as  an  Exhibit  to
          Post-Effective Amendment No. 18 to Form N-1A on January 3, 1996, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     5.1 Investment Advisory Agreement between Voyageur Funds, Inc. and Voyageur Fund Managers, Inc., dated November 1, 1993, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     5.2 Investment Advisory Agreement between Voyageur Funds, Inc. and Marquette Trust Company, dated March 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     5.3 Investment Advisory Agreement between Voyageur Funds, Inc. and Cadre Consulting Services, Inc., dated March 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 20, to Form N-1A on March 19, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     5.4 Investment Sub-Advisory Agreement between Voyageur Funds, Inc. and Voyageur Fund Managers, Inc., filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     6.1. Distribution Agreement between Voyageur Funds, Inc. and Voyageur U.S. Government Securities Fund, a series of the Fund, dated September 1, 1994, filed as an Exhibit to Post- Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and
          incorporated herein by reference.

     6.2 Distribution Agreement between Voyageur Funds, Inc. and VFI Short Duration Portfolio, VFI Intermediate Duration Portfolio and VFI Core Portfolio, three separate series of the Fund, dated March 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     6.3 Form of Dealer Sales Agreement, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     6.4 Form of Bank Agreement filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     7.   Bonus, Profit Sharing, or Pension Plans. None

     8.1 Custodian Agreement between the Fund and Norwest Bank Minnesota N.A., dated April 20, 1992, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     8.2 Custodian Agreement between the Fund and Marquette Trust Company, dated March 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     9.1 Administrative Services Agreement dated October 24, 1994, filed as an Exhibit to Post- Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     9.2 Service Plan between the Fund and VFI Short Duration Portfolio, VFI Intermediate Duration Portfolio, and VFI Institutions Core Portfolio, three separate series of the Fund, dated March 20, 1996, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     10.1 Opinion and Consent of Dorsey & Whitney, dated October 14, 1987, filed as an Exhibit hereto.

     10.2 Opinion and Consent of Dorsey & Whitney with respect to Class A., B, C, and Institutional Class Shares of Series A, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and incorporated herein by reference.

     10.3 Opinion and Consent of Dorsey & Whitney LLP with respect to Series B, C and D, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and
          incorporated herein by reference.

     11. Consent of KPMG Peat Marwick L.L.P., dated October 23, 1996, filed as an Exhibit hereto.

     12.  Not Applicable.

     13. Letter of Investment Intent, dated October 2, 1987, filed as an Exhibit to Post-Effective Amendment No. 19, to Form N-1A on March 15, 1996, File Nos 33-16270 and 811-5267, and incorporated herein by reference.

     14.  Copy of prototype defined contribution plan. Not Applicable.

     15. Plan pursuant to 12b-1 adopted under the Investment Company Act of 1940, filed as an Exhibit to Post-Effective Amendment No. 17 to Form N-1A on October 31, 1995, File Nos. 33-16270 and 811-5267, and
          incorporated herein by reference.

     16.1 Schedule for Computation of Performance Data, Voyageur U.S. Government Securities Fund, a separate series of the Fund, - Class A, B, C, and Institutional Shares, filed as an Exhibit hereto.

     17.1 Power of Attorney, filed as an Exhibit to Post-Effective Amendment No. 17, to Form N- 1A on October 31, 1995, File Nos 33-16270 and 811-5267,
          and incorporated herein by reference.

     17.2 Financial Data Schedule to be filed electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T, filed as an Exhibit hereto.

     18. Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated December 29, 1995, filed as an Exhibit hereto.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Voyageur serves as investment manager to the following closed-end and open-end management investment companies:

                         CLOSED-END INVESTMENT COMPANIES
          Voyageur Arizona Municipal Income Fund, Inc.
          Voyageur Colorado Insured Municipal Income Fund, Inc.
          Voyageur Florida Insured Municipal Income Fund
          Voyageur Minnesota Municipal Income Fund, Inc.
          Voyageur Minnesota Municipal Income Fund II, Inc.
          Voyageur Minnesota Municipal Income Fund III, Inc.

                OPEN-END INVESTMENT COMPANIES AND SERIES THEREOF

          VOYAGEUR FUNDS, INC.
               Voyageur U.S. Government Securities Fund
               Voyageur Financial Institutions Short Duration Portfolio Voyageur Financial Institutions Intermediate Duration Portfolio Voyageur Financial Institutions Core Portfolio

          VOYAGEUR INSURED FUNDS, INC.
               Voyageur Minnesota Insured Fund
               Voyageur Arizona Insured Tax Free Fund
               Voyageur National Insured Tax Free Fund
               Voyageur Colorado Insured Tax Free Fund
          VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
               Voyageur Minnesota Limited Term Tax Free Fund Voyageur National Limited Term Tax Free Fund Voyageur Arizona Limited Term Tax Free Fund Voyageur Colorado Limited Term Tax Free Fund Voyageur California Limited Term Tax Free Fund
          VOYAGEUR INVESTMENT TRUST
               Voyageur California Insured Tax Free Fund
               Voyageur Florida Insured Tax Free Fund
               Voyageur Kansas Tax Free Fund
               Voyageur Missouri Insured Tax Free Fund
               Voyageur New Mexico Tax Free Fund
               Voyageur Oregon Insured Tax Free Fund
               Voyageur Utah Tax Free Fund
               Voyageur Washington Insured Tax Free Fund
               Voyageur Florida Tax Free Fund
          VOYAGEUR INVESTMENT TRUST II
               Voyageur Florida Limited Term Tax Free Fund
               Voyageur Tax Free Funds, Inc.
               Voyageur Minnesota Tax Free Fund
               Voyageur North Dakota Tax Free Fund

          VOYAGEUR MUTUAL FUNDS, INC.
               Voyageur Iowa Tax Free Fund
               Voyageur Wisconsin Tax Free Fund
               Voyageur Idaho Tax Free Fund
               Voyageur Arizona Tax Free Fund
               Voyageur California Tax Free Fund
               Voyageur National Tax Free Fund
               Voyageur Minnesota High Yield Municipal Bond Fund
               Voyageur Mutual Funds II, Inc.
               Voyageur Colorado Tax Free Fund

          VOYAGEUR MUTUAL FUNDS III , INC.
               Voyageur Growth Stock Fund
               Voyageur International Equity Fund
               Voyageur Aggressive Growth Fund
               Voyageur Growth and Income Fund
          VAM INSTITUTIONAL FUNDS, INC.
               VAM Global Fixed Income Fund
               VAM Short Duration Government Agency Fund
               VAM Intermediate Duration Government Agency Fund
               VAM Government Mortgage Fund
               VAM Short Duration Total Return Fund
               VAM Intermediate Duration Total Return Fund
               VAM Intermediate Duration Municipal Fund

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     The following table sets forth the number of holders of shares of the Registrant as of September 30, 1996.


           TITLE OF CLASS                NUMBER OF RECORD HOLDERS
           --------------                ------------------------
    COMMON SHARES, SERIES A,
    PAR VALUE $.01 PER SHARE:
        Class A                                 2,534
        Class B                                    81
        Class C                                    10
        Institutional Class                       164

ITEM 27. INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification has: (a) not received indemnification for the same conduct from any other party or organization;
(b)acted in good faith; (c) received no improper personal benefit; (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful; (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and
(i) of the Investment Company Act of 1940).

     If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under
Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The name and principal occupations(s) during the past two fiscal years of each director and executive officer of the Adviser are set forth below. The business address of each is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.


NAME AND ADDRESS               POSITION WITH ADVISER              PRINCIPAL OCCUPATION(S)
----------------               ---------------------              -----------------------
Michael E. Dougherty           Chairman                           Chairman of the Board, President and Chief Executive Officer
                                                                  of Dougherty  Financial Group,  Inc. ("DFG") and Chairman of
                                                                  Voyageur, the Underwriter and Dougherty Dawkins, Inc.

John G. Taft                   President and Director             See  biographical  information  in  Part  B of  Registration
                                                                  Statement.


Jane M. Wyatt                  Director and Chief                 See  biographical  information  in  Part  B of  Registration
                               Investment Officer                 Statement.

Edward J. Kohler               Director and Executive             Director and Executive Vice President of the Adviser and Director
                               Vice President                     of the Underwriter since 1995; previously, President and Director of Piper Capital Management Incorporated from 1985 to 1995.

Frank C. Tonnemaker            Director and Executive             Director of Voyageur and the  Underwriter  since 1993;  Executive
                               Vice President                     Vice President of Voyageur since 1994; Vice President of Voyageur from 1990 to 1994.

Thomas J. Abood                Senior Vice President              See  biographical  information  in  Part  B of  Registration
                               and General Counsel                Statement.


Kenneth R. Larsen              Treasurer                          See  biographical  information  in  Part  B of  Registration
                                                                  Statement.


     Information on the business of Registrant's Adviser is contained in the section of the Prospectus entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser and Underwriter" filed as part of this Registration Statement.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Voyageur Fund Distributors, Inc., the underwriter of the Registrant's shares, is principal underwriter for the shares of Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc. and VAM Institutional Funds, Inc., affiliated open-end management investment companies.

     (b) The directors of the Underwriter are the same as the directors of the Adviser as set forth above in Item 28. The executive officers of the Underwriter and the positions of these individuals with respect to the Registrant are:


                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                       WITH REGISTRANT
----                                ----------------                       ------------------
Michael E. Dougherty                Chairman                               None
Frank C. Tonnemaker                 President and Director                 None
John G. Taft                        Executive Vice President               President
                                      and Director
Edward J. Kohler                    Executive Vice President               None
                                      and Director
Jane M. Wyatt                       Executive Vice President               Executive Vice President
                                      and Director
Steven B. Johansen                  Secretary and Chief Financial          None
                                      Officer
Kenneth R. Larsen                   Treasurer                              Treasurer
Thomas J. Abood                     Senior Vice President and              Secretary
                                      General Counsel


The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The custodian for Registrant is Norwest Bank Minnesota, N.A., Sixth Street& Marquette Avenue, Minneapolis, Minnesota 55402. The dividend disbursing, administrative and accounting services agent of Registrant is Voyageur Fund Managers, Inc. The address of Voyageur Fund Managers, Inc. and the Registrant is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, State of Minnesota, on the 25th day of October 1996.

                                        VOYAGEUR FUNDS, INC.

                                        By/s/John G. Taft
                                           -----------------------
                                           John G. Taft, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                             DATE
---------                        -----                             ----

/s/John G. Taft             President (Principal               October 25, 1996
--------------------        Executive Officer)
   John G. Taft

/s/Kenneth R. Larsen        Treasurer (Principal Financial     October 25, 1996
--------------------        and Accounting Officer)
   Kenneth R. Larsen

James W. Nelson*            Director

Clarence G. Frame*          Director

Robert J. Odegard*          Director

Richard F. McNamara*        Director

Thomas F. Madison*          Director

/s/Thomas J. Abood          Attorney-in-Fact                   October 25, 1996
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   Thomas J. Abood

(Pursuant to a Power of Attorney dated January 24, 1995)